Securities borrowed, lent and subject to repurchase agreements	12 Months Ended
Dec. 31, 2020
Securities borrowed, lent and subject to repurchase agreements
15 Securities borrowed, lent and subject to repurchase agreements
end of	2020	2019
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	53,910	78,835
Deposits paid for securities borrowed	25,223	28,162
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,133	106,997
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	19,736	21,741
Deposits received for securities lent	4,115	5,792
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,851	27,533
Repurchase and reverse repurchase agreements represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activity. These instruments are collateralized principally by government securities, money market instruments and corporate bonds and have terms ranging from overnight to a longer or unspecified period of time.
In the event of counterparty default, the reverse repurchase agreement or securities lending agreement provides the Group with the right to liquidate the collateral held. In the Group’s normal course of business, a significant portion of the collateral received that may be sold or repledged has been sold or repledged as of December 31, 2020 and 2019.

Bank
Securities borrowed, lent and subject to repurchase agreements
14 Securities borrowed, lent and subject to repurchase agreements
end of	2020	2019
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	53,910	78,835
Deposits paid for securities borrowed	25,223	28,162
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,133	106,997
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	19,829	21,849
Deposits received for securities lent	4,115	5,792
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,944	27,641
> Refer to “Note 15 – Securities borrowed, lent and subject to repurchase agreements” in VI – Consolidated financial statements – Credit Suisse Group for further information.